Investment Objectives and Goals - American Century Mutual Funds, Inc	Mar. 01, 2026
BALANCED FUND
Prospectus [Line Items]
Risk/Return [Heading]	Balanced Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed-income securities.
GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.
HERITAGE FUND
Prospectus [Line Items]
Risk/Return [Heading]	Heritage Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.
LARGE CAP EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	Large Cap Equity Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.
Objective, Secondary [Text Block]	Income is a secondary objective.
SELECT FUND
Prospectus [Line Items]
Risk/Return [Heading]	Select Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.
SMALL CAP GROWTH FUND
Prospectus [Line Items]
Risk/Return [Heading]	Small Cap Growth Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.
ULTRA FUND
Prospectus [Line Items]
Risk/Return [Heading]	Ultra® Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The fund seeks long-term capital growth.